Taxes - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%	21.00%
Net operating loss carry forward	$ 22,000,000.0		$ 400,000
Utilization per year(as percent)	80.00%
Deferred tax assets, valuation allowance	$ 4,700,000		$ 69,000
Deferred tax assets, valuation allowance (as percent)	100.00%	100.00%	100.00%
Number of units exported to SonicHash US	742
Total purchase price	$ 6,999,200
Cayman Islands.
Operating Loss Carryforwards [Line Items]
Applicable tax rate	0.00%	0.00%
Canada.
Operating Loss Carryforwards [Line Items]
Taxable income	$ 0
Canada. | Federal
Operating Loss Carryforwards [Line Items]
Applicable tax rate	15.00%	15.00%
Canada. | Alberta
Operating Loss Carryforwards [Line Items]
Applicable tax rate	8.00%	8.00%
United States.
Operating Loss Carryforwards [Line Items]
Taxable income	$ 0
United States. | Federal
Operating Loss Carryforwards [Line Items]
Applicable tax rate	21.00%	21.00%
United States. | Delaware
Operating Loss Carryforwards [Line Items]
Applicable tax rate	8.70%	8.70%
United States. | Georgia
Operating Loss Carryforwards [Line Items]
Applicable tax rate	5.75%	5.75%
United States. | INDIANA
Operating Loss Carryforwards [Line Items]
Applicable tax rate	5.25%	5.25%
Singapore.
Operating Loss Carryforwards [Line Items]
Applicable tax rate	17.00%	17.00%
Taxable income	$ 0
Singapore. | First scenario | SGD
Operating Loss Carryforwards [Line Items]
Taxable income		$ 10,000
Exempted from taxable income (as percent)	75.00%	75.00%
Exempted from taxable income	$ 7,700
Singapore. | Next scenario | SGD
Operating Loss Carryforwards [Line Items]
Taxable income		$ 190,000
Exempted from taxable income (as percent)	50.00%	50.00%
Exempted from taxable income	$ 147,000
US
Operating Loss Carryforwards [Line Items]
Effective US Ex tax And GST Applied, (as percent)	5.00%